Borrowings - Schedule of Repurchase Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 13,430,104	₩ 12,803,106
Individuals, groups and corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 13,425,697	12,794,534
Individuals, groups and corporations | Bottom of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	0.00%
Individuals, groups and corporations | Top of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	4.80%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 4,407	₩ 8,572
Counter sale | Bottom of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	1.55%
Counter sale | Top of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	2.00%